Quarterly Holdings Report
for
Fidelity® Series Sustainable Investment Grade Bond Fund
May 31, 2023
SGB-NPRT3-0723
1.9908956.100
Nonconvertible Bonds - 32.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.3%
TELUS Corp. 3.4% 5/13/32	25,000	21,802
Verizon Communications, Inc. 5.05% 5/9/33	48,000	47,507
		69,309
Entertainment - 0.5%
The Walt Disney Co. 2.65% 1/13/31	27,000	23,468
Media - 0.9%
Magallanes, Inc.:
4.279% 3/15/32	26,000	22,715
5.141% 3/15/52	27,000	21,072
		43,787
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	12,000	11,171
4.55% 3/15/52 (b)	14,000	11,118
		22,289
TOTAL COMMUNICATION SERVICES		158,853
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 0.2%
General Motors Co. 5.4% 10/15/29	8,000	7,833
Specialty Retail - 1.7%
Lowe's Companies, Inc.:
3.75% 4/1/32	25,000	22,681
4.25% 4/1/52	25,000	20,000
The Home Depot, Inc. 3.25% 4/15/32	25,000	22,601
TJX Companies, Inc. 3.875% 4/15/30	23,000	22,071
		87,353
Textiles, Apparel & Luxury Goods - 0.4%
Tapestry, Inc. 3.05% 3/15/32	27,000	21,728
TOTAL CONSUMER DISCRETIONARY		116,914
CONSUMER STAPLES - 1.3%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)	29,000	19,682
Food Products - 0.9%
General Mills, Inc. 2.25% 10/14/31	55,000	45,322
TOTAL CONSUMER STAPLES		65,004
FINANCIALS - 10.1%
Banks - 5.1%
Bank of America Corp.:
2.456% 10/22/25 (c)	60,000	57,240
5.015% 7/22/33 (c)	43,000	42,031
Citigroup, Inc. 2.014% 1/25/26 (c)	68,000	63,973
JPMorgan Chase & Co.:
0.768% 8/9/25 (c)	50,000	47,051
4.912% 7/25/33 (c)	43,000	42,286
Santander Holdings U.S.A., Inc.:
5.807% 9/9/26 (c)	7,000	6,908
6.499% 3/9/29 (c)	5,000	5,069
		264,558
Capital Markets - 2.8%
Goldman Sachs Group, Inc.:
3.102% 2/24/33 (c)	21,000	17,808
3.615% 3/15/28 (c)	25,000	23,595
Morgan Stanley:
0.864% 10/21/25 (c)	67,000	62,241
4.889% 7/20/33 (c)	21,000	20,271
State Street Corp. 3.031% 11/1/34 (c)	25,000	21,487
		145,402
Consumer Finance - 0.4%
Ally Financial, Inc. 2.2% 11/2/28	27,000	21,531
Insurance - 1.8%
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)	53,000	46,605
Marsh & McLennan Companies, Inc. 2.375% 12/15/31	57,000	46,927
		93,532
TOTAL FINANCIALS		525,023
HEALTH CARE - 3.0%
Biotechnology - 0.9%
Amgen, Inc. 3% 2/22/29	50,000	45,478
Health Care Providers & Services - 1.0%
Cigna Group 3.4% 3/15/51	28,000	20,059
Humana, Inc. 3.7% 3/23/29	37,000	34,308
		54,367
Pharmaceuticals - 1.1%
AstraZeneca Finance LLC 1.75% 5/28/28	27,000	23,643
Bristol-Myers Squibb Co. 2.95% 3/15/32	13,000	11,494
Zoetis, Inc. 2% 5/15/30	27,000	22,541
		57,678
TOTAL HEALTH CARE		157,523
INDUSTRIALS - 1.9%
Building Products - 0.4%
Carrier Global Corp. 2.493% 2/15/27	25,000	22,922
Industrial Conglomerates - 0.4%
Honeywell International, Inc. 1.75% 9/1/31	27,000	21,854
Machinery - 1.1%
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	35,000	32,916
Otis Worldwide Corp. 2.565% 2/15/30	27,000	23,350
		56,266
TOTAL INDUSTRIALS		101,042
INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC/EMC Corp. 6.2% 7/15/30	21,000	21,859
Semiconductors & Semiconductor Equipment - 0.9%
Micron Technology, Inc. 2.703% 4/15/32	27,000	21,303
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31	27,000	21,917
		43,220
TOTAL INFORMATION TECHNOLOGY		65,079
MATERIALS - 0.4%
Chemicals - 0.4%
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)	28,000	22,230
REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc. 2% 5/18/32	42,000	31,873
Boston Properties, Inc. 2.45% 10/1/33	47,000	33,032
Corporate Office Properties LP 2% 1/15/29	29,000	22,232
Prologis LP 2.875% 11/15/29	38,000	33,612
WP Carey, Inc. 2.45% 2/1/32	42,000	32,841
		153,590
Real Estate Management & Development - 0.4%
CBRE Group, Inc. 2.5% 4/1/31	27,000	21,859
TOTAL REAL ESTATE		175,449
UTILITIES - 6.1%
Electric Utilities - 2.3%
Duke Energy Carolinas LLC 3.95% 11/15/28	33,000	32,053
Northern States Power Co. 2.25% 4/1/31	40,000	33,661
Oncor Electric Delivery Co. LLC 4.15% 6/1/32	25,000	23,884
Wisconsin Electric Power Co. 4.75% 9/30/32	31,000	30,558
		120,156
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.:
1.375% 1/15/26	27,000	24,080
2.45% 1/15/31	44,000	35,218
		59,298
Multi-Utilities - 2.6%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	37,000	33,735
Dominion Energy, Inc. 2.25% 8/15/31	42,000	34,089
NiSource, Inc. 1.7% 2/15/31	44,000	34,487
Puget Energy, Inc. 4.224% 3/15/32	36,000	32,754
		135,065
TOTAL UTILITIES		314,519
TOTAL NONCONVERTIBLE BONDS (Cost $1,729,848)		1,701,636

U.S. Treasury Obligations - 35.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.625% 2/15/53	335,000	321,757
3.875% 2/15/43	180,000	176,681
U.S. Treasury Notes:
3.375% 5/15/33	65,000	63,609
3.5% 4/30/28	560,000	552,779
3.5% 4/30/30	260,000	256,709
3.5% 2/15/33	180,000	177,863
3.625% 5/15/26	300,000	296,531
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,877,408)		1,845,929

U.S. Government Agency - Mortgage Securities - 26.4%
	Principal Amount (a)	Value ($)
Ginnie Mae - 4.7%
2% 6/1/53 (d)	125,000	105,996
2% 7/1/53 (d)	50,000	42,441
4% 6/1/53 (d)	100,000	95,026
TOTAL GINNIE MAE		243,463
Uniform Mortgage Backed Securities - 21.7%
2% 6/1/38 (d)	125,000	111,927
2% 6/1/53 (d)	250,000	205,557
2% 7/1/53 (d)	50,000	41,172
2% 7/1/53 (d)	50,000	41,172
2% 7/1/53 (d)	50,000	41,172
2.5% 6/1/53 (d)	200,000	170,820
2.5% 7/1/53 (d)	100,000	85,355
3% 6/1/53 (d)	150,000	132,902
4% 6/1/53 (d)	125,000	118,086
5.5% 6/1/53 (d)	125,000	124,917
5.5% 7/1/53 (d)	50,000	49,961
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,123,041
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,383,412)		1,366,504

Asset-Backed Securities - 4.7%
	Principal Amount (a)	Value ($)
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 7/16/34 (b)(c)(e) (Cost $244,010)	250,000	244,654

Money Market Funds - 27.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f) (Cost $1,434,653)	1,434,366	1,434,653

TOTAL INVESTMENT IN SECURITIES - 127.3% (Cost $6,669,331)	6,593,376
NET OTHER ASSETS (LIABILITIES) - (27.3)%	(1,415,602)
NET ASSETS - 100.0%	5,177,774

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/53	(50,000)	(42,398)

Uniform Mortgage Backed Securities
2% 6/1/53	(50,000)	(41,111)
2% 6/1/53	(50,000)	(41,111)
2% 6/1/53	(50,000)	(41,111)
2.5% 6/1/53	(100,000)	(85,410)
5.5% 6/1/53	(50,000)	(49,967)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(258,710)

TOTAL TBA SALE COMMITMENTS (Proceeds $301,171)		(301,108)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $355,460 or 6.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	-	3,633,754	2,199,101	5,966	-	-	1,434,653	0.0%
Total	-	3,633,754	2,199,101	5,966	-	-	1,434,653

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities and Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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